UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2011

Item 1. Reports to Stockholders

Fidelity

Money Market Trust
Retirement Government
Money Market Portfolio

Semiannual Report

February 28, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities issued or guaranteed as to principal and interest by the U.S. Government, or by any of its agencies or instrumentalities.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The general research services agreement with Fidelity Research & Analysis Company has been terminated and is no longer in effect for the fund.

Semiannual Report

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Actual	.25%	$ 1,000.00	$ 1,000.10	$ 1.24**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.55	$ 1.25**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Retirement Government Money Market Portfolio would have been 0.42% and the expenses paid in the actual and hypothetical examples above would have been $2.08 and $2.11, respectively.

Semiannual Report

Investment Changes (Unaudited)

Weighted Average Maturity Diversification
Days	% of fund's investments 2/28/11	% of fund's investments 8/31/10	% of fund's investments 2/28/10
0 - 30	58.0	74.3	65.0
31 - 90	22.9	19.6	19.1
91 - 180	11.0	2.1	11.2
181 - 397	8.1	4.0	4.7
Weighted Average Maturity
	2/28/11	8/31/10	2/28/10
Retirement Government Money Market Portfolio	54 Days	30 Days	42 Days
All Taxable Money Market Funds Average*	45 Days	43 Days	48 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
2/28/11	8/31/10	2/28/10
100 Days	95 Days	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
Federal Agency Issues 48.0%	Federal Agency Issues 35.3%
U.S. Treasury Obligations 4.8%	U.S. Treasury Obligations 2.1%
Other Government Related† 9.6%	Other Government Related† 7.8%
Repurchase Agreements 39.3%	Repurchase Agreements 54.6%
Net Other Assets*** (1.7)%	Net Other Assets 0.2%

* Source: iMoneyNet, Inc.

** Information not available

*** Net Other Assets are not included in the pie chart.

† Includes Federal Financing Bank Supported Student Loan Short-Term Notes.

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 9.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 9.6%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

3/14/11	0.25% (b)	$ 95,067	$ 95,062
3/15/11	0.25 (b)	16,168	16,167
3/15/11	0.25 (b)	18,064	18,063
3/15/11	0.25 (b)	29,000	28,998
4/14/11	0.25 (b)	56,000	55,984
4/6/11	0.25 (b)	11,000	10,998
4/8/11	0.25 (b)	90,000	89,978
5/5/11	0.25 (b)	114,000	113,951
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			429,201
Federal Agencies - 48.0%

Fannie Mae - 2.4%
3/23/11 to 9/17/12	0.20 to 0.29 (c)	107,089	107,495
Federal Home Loan Bank - 37.9%
3/30/11 to 2/9/12	0.17 to 0.60 (c)	1,689,435	1,689,389
Freddie Mac - 7.7%
4/11/11 to 11/2/12	0.20 to 0.40 (c)	340,340	341,004
TOTAL FEDERAL AGENCIES			2,137,888
U.S. Treasury Obligations - 4.8%

U.S. Treasury Bills - 2.7%
3/24/11 to 6/30/11	0.20 to 0.23	120,000	119,922
U.S. Treasury Notes - 2.1%
9/30/11 to 1/31/12	0.31 to 0.33	95,000	95,420
TOTAL U.S. TREASURY OBLIGATIONS			215,342
Repurchase Agreements - 39.3%
	Maturity Amount (000s)
In a joint trading account at 0.22% dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) #	$ 1,216,776	1,216,769
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With:
BNP Paribas Securities Corp. at:
0.21%, dated 2/11/11 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $13,391,406, 0.54% - 6.25%, 12/15/16 - 2/15/41)	$ 13,014	$ 13,000
0.23%, dated 11/24/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $114,400,854, 0.71% - 6%, 9/15/22 - 12/25/40)	111,126	111,000
Deutsche Bank Securities, Inc.:
at:
0.21%, dated 1/27/11 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $88,757,083, 5%, 2/1/36 - 5/1/40)	87,046	87,000
0.23%, dated:
10/26/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $14,291,496, 4% - 7.5%, 11/1/25 - 10/1/37)	14,016	14,000
11/4/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $21,436,012, 2.68% - 5.5%, 8/1/35 - 6/1/38)	21,024	21,000
0.24%, dated 11/15/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $13,269,371, 4% - 5.5%, 11/1/25 - 10/1/36)	13,016	13,000
0.25%, dated:
9/28/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $24,506,181, 5.7% - 6.5%, 8/1/37 - 11/1/37)	24,030	24,000
12/1/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $13,268,288, 5%, 3/1/40)	13,017	13,000
at 0.19%, dated 3/1/11 due 3/7/11 (d)	26,012	26,000
ING Financial Markets LLC at:
0.22%, dated:
1/24/11 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $9,184,793, 5.5% - 6%, 2/1/23 - 7/1/39)	9,007	9,000
2/7/11 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $25,503,818, 5% - 6.5%, 12/1/13 - 7/1/39)	25,028	25,000
2/11/11 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $6,122,493, 4%, 12/1/40)	6,007	6,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
0.23%, dated:
11/8/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $12,250,646, 4.5%, 1/1/41)	$ 12,014	$ 12,000
1/18/11 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $57,173,864, 2.45% - 5.89%, 2/1/36 - 12/1/39)	56,043	56,000
0.24%, dated:
10/13/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $57,137,899, 2.45% - 2.76%, 6/1/34 - 2/1/36)	56,067	56,000
10/18/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $7,150,412, 5% - 5.5%, 1/1/35 - 4/1/40)	7,008	7,000
10/25/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $7,147,533, 5%, 4/1/40)	7,008	7,000
11/15/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $3,064,221, 6%, 10/1/22)	3,004	3,000
0.25%, dated 10/1/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $7,149,348, 4.02% - 5.99%, 9/1/37 - 2/1/40)	7,009	7,000
0.28%, dated 9/2/10 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $4,087,913, 6%, 10/1/22)	4,006	4,000
RBC Capital Markets Corp. at 0.24%, dated 12/1/10 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $7,144,285, 4.21% - 5.5%, 8/1/15 - 7/1/37)	7,004	7,000
RBS Securities, Inc. at 0.25%, dated 3/7/11 due 4/25/11 (Collateralized by U.S. Government Obligations valued at $7,147,533, 5%, 4/1/40)	7,009	7,000
Wells Fargo Securities, LLC at 0.25%, dated 10/21/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $3,091,766, 4% - 6%, 4/1/14 - 2/1/41)	3,004	3,000
TOTAL REPURCHASE AGREEMENTS		1,747,769
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $4,530,200)		4,530,200
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(76,451)
NET ASSETS - 100%		$ 4,453,749
Security Type Abbreviations
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $429,201,000, or 9.6% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of Mortgage Loan Obligations as collateral on settlement date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,216,769,000 due 3/01/11 at 0.22%
Bank of America NA	$ 748,868
Citibank NA	14,401
Citigroup Global Markets, Inc.	115,210
Deutsche Bank Securities, Inc.	49,111
J.P. Morgan Securities, Inc.	28,803
RBS Securities, Inc.	57,605
UBS Securities LLC	95,049
Wells Fargo Securities LLC	107,722
$ 1,216,769
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,747,769) - See accompanying schedule: Unaffiliated issuers (cost $4,530,200)		$ 4,530,200
Cash		10
Receivable for fund shares sold		9,707
Interest receivable		3,705
Total assets		4,543,622

Liabilities
Payable for investments purchased	$ 75,941
Payable for fund shares redeemed	13,134
Accrued management fee	794
Other affiliated payables	1
Other payables and accrued expenses	3
Total liabilities		89,873

Net Assets		$ 4,453,749
Net Assets consist of:
Paid in capital		$ 4,453,711
Accumulated undistributed net realized gain (loss) on investments		38
Net Assets, for 4,453,328 shares outstanding		$ 4,453,749
Net Asset Value, offering price and redemption price per share ($4,453,749 ÷ 4,453,328 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)

Investment Income
Interest		$ 5,910

Expenses
Management fee	$ 9,720
Independent trustees' compensation	10
Interest	1
Total expenses before reductions	9,731
Expense reductions	(4,051)	5,680
Net investment income (loss)		230
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		44
Net increase in net assets resulting from operations		$ 274

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 230	$ 497
Net realized gain (loss)	44	75
Net increase in net assets resulting from operations	274	572
Distributions to shareholders from net investment income	(230)	(498)
Distributions to shareholders from net realized gain	(92)	(704)
Total distributions	(322)	(1,202)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,105,842	2,249,145
Reinvestment of distributions	322	1,202
Cost of shares redeemed	(1,453,516)	(2,718,806)
Net increase (decrease) in net assets and shares resulting from share transactions	(347,352)	(468,459)
Total increase (decrease) in net assets	(347,400)	(469,089)

Net Assets
Beginning of period	4,801,149	5,270,238
End of period	$ 4,453,749	$ 4,801,149

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	.009	.033	.049	.042
Net realized and unrealized gain loss E	-	-	-	-	-	-
Total from investment operations	- E	- E	.009	.033	.049	.042
Distributions from net investment income	- E	- E	(.009)	(.033)	(.049)	(.042)
Distributions from net realized gain	- E	- E	-	-	-	-
Total distributions	- E	- E	(.009)	(.033)	(.049)	(.042)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.02%	.86%	3.35%	5.06%	4.25%
Ratios to Average Net Assets D
Expenses before reductions	.42% A	.42%	.44%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.25% A	.29%	.44%	.42%	.42%	.42%
Expenses net of all reductions	.25% A	.29%	.44%	.41%	.39%	.40%
Net investment income (loss)	.01% A	.01%	.84%	3.28%	4.95%	4.18%
Supplemental Data
Net assets, end of period (in millions)	$ 4,454	$ 4,801	$ 5,270	$ 5,016	$ 4,733	$ 4,826

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Retirement Government Money Market Portfolio (the Fund) is a fund of Fidelity Money Market Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -
Tax cost	$ 4,530,200

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $33,995. The weighted average interest rate was 0.07% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $4,051.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Retirement Government Money Market Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Retirement Government Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 30% means that 70% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Fidelity Retirement Government Money Market Portfolio

Semiannual Report

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked above its competitive median for 2009. The Board considered that although the fund has no minimum initial investment and provides a range of services similar to retail funds, Lipper categorizes it as institutional. When compared to retail no-load funds, the fund's total expenses rank below the median for 2009. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield for the fund.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the fund's total expenses were reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

  Fidelity Management &
  Research Company
  Boston, MA

Investment Sub-Advisers

  Fidelity Investments Money
  Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

  Fidelity Investments Institutional
  Operations Company, Inc.
  Boston, MA
  Fidelity Service Company, Inc.
  Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

RGM-SANN-0411
1.700932.113

Fidelity

Money Market Trust
Retirement Money Market
Portfolio

Semiannual Report

February 28, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Foreign securities are subject to interest-rate, currency-exchange-rate, economic, and political risks.

The general research services agreement with Fidelity Research & Analysis Company has been terminated and is no longer in effect for the fund.

Semiannual Report

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Actual	.40%	$ 1,000.00	$ 1,000.10	$ 1.98
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.81	$ 2.01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Weighted Average Maturity Diversification
Days	% of fund's investments 2/28/11	% of fund's investments 8/31/10	% of fund's investments 2/28/10
0 - 30	53.6	56.6	50.1
31 - 90	28.5	27.2	28.7
91 - 180	11.9	14.8	13.7
181 - 397	6.0	1.4	7.5
Weighted Average Maturity
	2/28/11	8/31/10	2/28/10
Retirement Money Market Portfolio	50 Days	43 Days	63 Days
All Taxable Money Market Funds Average*	45 Days	43 Days	48 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/28/11	8/31/10	2/28/10
Retirement Money Market Portfolio	96 Days	80 Days	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
Corporate Bonds 0.2%	Corporate Bonds 0.1%
Commercial Paper 22.2%	Commercial Paper 17.3%
Bank CDs, BAs, TDs, and Notes 51.2%	Bank CDs, BAs, TDs, and Notes 58.4%
Government Securities† 10.8%	Government Securities† 12.4%
Repurchase Agreements 17.1%	Repurchase Agreements 15.1%
Net Other Assets*** (1.5)%	Net Other Assets*** (3.3)%

* Source: iMoneyNet, Inc.
** Information not available.
*** Net Other Assets are not included in the pie chart.
† Includes FDIC Guaranteed Corporate Securities.

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC Taxable VRDN, LOC Wells Fargo Bank NA
3/7/11	0.29% (e)	$ 25,000	$ 25,000
Certificates of Deposit - 41.9%

London Branch, Eurodollar, Foreign Banks - 12.9%
Commonwealth Bank of Australia
4/4/11 to 6/7/11	0.30	75,000	75,000
Credit Agricole SA
4/14/11 to 5/3/11	0.44 to 0.45	251,000	251,000
Credit Industriel et Commercial
5/3/11	0.40	231,000	231,000
Danske Bank AS
4/11/11	0.33	50,000	50,000
HSBC Bank PLC
8/29/11 to 2/29/12	0.50 to 0.53	61,000	61,000
ING Bank NV
3/2/11 to 5/6/11	0.03 to 0.33	420,000	420,000
Landesbank Hessen-Thuringen
3/15/11 to 3/23/11	0.33	238,000	238,000
National Australia Bank Ltd.
3/9/11 to 7/7/11	0.30 to 0.43	659,000	659,000
			1,985,000
New York Branch, Yankee Dollar, Foreign Banks - 29.0%
Bank of Montreal
3/17/11 to 9/6/11	0.28 to 0.50 (e)	180,000	180,000
Bank of Nova Scotia
3/16/12	0.38 (e)	27,000	27,000
Bank of Tokyo-Mitsubishi
7/7/11 to 8/15/11	0.40 to 0.50	537,000	537,000
BNP Paribas New York Branch
3/9/11 to 5/24/11	0.37 to 0.44	525,000	525,000
Canadian Imperial Bank of Commerce New York Branch
4/1/11 to 3/16/12	0.35 to 0.42 (e)	460,000	460,000
Commerzbank AG New York Branch
3/7/11	0.37	48,000	48,000
Certificates of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Credit Agricole CIB
3/1/11	0.36%	$ 140,000	$ 140,000
Credit Suisse New York Branch
7/25/11	0.32 (e)	49,000	49,000
Deutsche Bank
7/25/11	0.36 (e)	138,000	138,000
Deutsche Bank AG New York Branch
3/3/11	0.30	100,000	100,000
DnB NOR Bank ASA
8/4/11	0.31 (e)	50,000	50,000
Intesa Sanpaolo SpA New York Branch
3/1/11	0.40	141,000	141,000
Landesbank Baden-Wuerttemberg New York Branch
3/22/11	0.37	206,000	206,000
Mizuho Corporate Bank Ltd.
3/16/11	0.25	64,000	64,000
National Bank Canada
11/4/11	0.41 (e)	136,000	136,000
Natixis SA
3/7/11 to 3/22/11	0.50 to 2.00 (e)	193,000	193,000
Rabobank Nederland New York Branch
3/9/11 to 3/12/12	0.30 to 0.50 (e)	639,000	639,000
Royal Bank of Canada
2/1/12	0.64 (e)	110,000	110,000
Societe Generale
3/1/11 to 5/5/11	0.30 to 1.71 (e)	228,900	228,900
Sumitomo Mitsui Banking Corp.
3/25/11	0.30	65,000	65,000
Svenska Handelsbanken
5/3/11 to 6/24/11	0.30 to 0.35	131,000	131,000
Toronto-Dominion Bank New York Branch
1/12/12	0.34 (e)	41,000	41,000
UBS AG
3/17/11 to 7/21/11	0.31 to 0.37 (e)	246,000	246,000
			4,454,900
TOTAL CERTIFICATES OF DEPOSIT			6,439,900
Commercial Paper - 22.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
Australia & New Zealand Banking Group Ltd.
4/4/11	0.32%	$ 49,000	$ 48,985
Bank of Nova Scotia
3/17/11	0.30	99,000	98,987
Barclays Bank PLC/Barclays US CCP Funding LLC
4/8/11 to 4/15/11	0.32	82,000	81,969
BP Capital Markets PLC
4/12/11	0.40	43,000	42,980
Comcast Corp.
3/11/11	0.40	76,000	75,992
Commerzbank U.S. Finance, Inc.
3/7/11 to 5/13/11	0.37 to 0.43	392,000	391,841
Commonwealth Bank of Australia
6/2/11 to 11/21/11	0.34 to 0.36 (e)	137,000	137,000
Credit Suisse New York Branch
3/30/11	0.30	119,000	118,971
CVS Caremark Corp.
3/30/11	0.40 (e)	31,000	31,000
Danske Corp.
4/11/11 to 4/14/11	0.32	79,000	78,970
Deutsche Bank Financial LLC
3/23/11 to 4/4/11	0.30	227,000	226,950
DnB NOR Bank ASA
3/7/11 to 8/22/11	0.31 to 0.35 (e)	181,000	180,997
Hannover Funding Co. LLC (Liquidity Facility Norddeutsche Landesbank Girozentrale) (Liquidity Facility U.S. Bank NA, Minnesota)
3/4/11	0.45	21,000	20,999
Intesa Funding LLC
3/7/11 to 4/6/11	0.40 to 0.41	204,000	203,955
Landesbank Baden-Wuert
3/2/11	0.40	99,000	98,999
Landesbank Hessen-Thuringen
3/8/11	0.32	65,000	64,996
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
3/2/11	0.28	14,000	14,000
Natexis Banques Populaires U.S. Finance Co. LLC
5/2/11	0.40	149,000	148,897
Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Nationwide Building Society
3/14/11 to 3/22/11	0.35%	$ 46,000	$ 45,993
Natixis US Finance Co. LLC
4/4/11	0.41 (e)	119,000	119,000
Nordea North America, Inc.
3/1/11	0.35	10,000	10,000
PB Finance (Delaware), Inc.
3/17/11	0.50	10,000	9,998
Royal Bank of Canada
6/16/11	0.40	95,000	94,887
Skandinaviska Enskilda Banken AB
4/1/11	0.32	117,000	116,968
Societe Generale North America, Inc.
3/1/11 to 5/2/11	0.35 to 0.40	260,000	259,918
Sumitomo Trust & Banking Co. Ltd.
4/15/11	0.35	44,000	43,981
Total Capital Canada Ltd.
9/15/11	0.40	18,000	17,960
Toyota Motor Credit Corp.
4/12/11 to 6/14/11	0.30 to 0.35	57,000	56,957
UniCredito Italiano Bank (Ireland) PLC
3/25/11 to 4/6/11	0.42	172,000	171,938
Verizon Communications, Inc.
4/13/11	0.46 (e)	70,000	70,000
Westpac Banking Corp.
9/12/11 to 10/7/11	0.35 to 0.45 (e)	279,000	278,881
Xerox Corp.
3/2/11 to 3/28/11	0.70	46,000	45,993
TOTAL COMMERCIAL PAPER			3,408,962
U.S. Government and Government Agency Obligations - 0.1%

Other Government Related - 0.1%
General Electric Capital Corp. (FDIC Guaranteed)
3/11/11	0.46 (c)	23,500	23,509
Federal Agencies - 1.7%
	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank - 1.7%
9/15/11	0.22% (e)	$ 271,000	$ 270,926
U.S. Treasury Obligations - 9.0%

U.S. Treasury Bills - 5.9%
3/3/11 to 2/9/12	0.19 to 0.31 (d)	904,500	903,764
U.S. Treasury Notes - 3.1%
9/30/11 to 2/15/12	0.25 to 0.35	476,000	478,177
TOTAL U.S. TREASURY OBLIGATIONS			1,381,941
Bank Notes - 0.9%

Bank of America NA
4/26/11 to 5/12/11	0.30	143,000	143,000
Medium-Term Notes - 6.4%

BP Capital Markets PLC
4/11/11	0.44 (e)	59,242	59,242
Commonwealth Bank of Australia
2/10/12	0.36 (b)(e)	50,000	50,000
Metropolitan Life Global Funding I
6/6/11	2.05 (b)(e)	29,000	29,000
Metropolitan Life Insurance Co.
5/31/11	0.60 (e)(i)	45,000	45,000
Royal Bank of Canada
2/15/12 to 3/15/12	0.30 to 0.71 (b)(e)	351,000	351,000
2/6/12	0.31 (e)	151,000	150,929
Westpac Banking Corp.
10/23/11 to 3/15/12	0.32 to 0.35 (b)(e)	296,000	296,000
TOTAL MEDIUM-TERM NOTES			981,171
Municipal Securities - 2.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Miramar Apts. Proj.) Series 2000 A, LOC Fannie Mae, VRDN
3/7/11	0.25% (e)(f)	$ 15,000	$ 15,000
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Southport Apts. Proj.) Series 2002 A, LOC Fannie Mae, VRDN
3/7/11	0.25 (e)(f)	19,995	19,995
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
3/7/11	0.25 (e)	5,600	5,600
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, LOC Fed. Home Ln. Bank Atlanta, VRDN
3/7/11	0.24 (e)	8,000	8,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, LOC Citibank NA, VRDN
3/7/11	0.23 (e)	12,600	12,600
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series III 2001 E, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
3/7/11	0.24 (e)(f)	26,980	26,980
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, LOC Wells Fargo Bank NA, VRDN
3/7/11	0.25 (e)	17,000	17,000
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 F, LOC JPMorgan Chase Bank, VRDN
3/7/11	0.26 (e)	10,100	10,100
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
3/7/11	0.27 (e)	14,000	14,000
Milpitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, LOC Fannie Mae, VRDN
3/7/11	0.26 (e)(f)	29,000	29,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3546, (Liquidity Facility JPMorgan Chase Bank)
3/7/11	0.26 (e)(g)	11,300	11,300
New York Hsg. Fin. Agcy. Rev. (125 West 31st Street Proj.) Series 2005 A, LOC Fannie Mae, VRDN
3/7/11	0.26 (e)(f)	12,500	12,500
New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
3/7/11	0.26 (e)(f)	25,000	25,000
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
3/7/11	0.26 (e)(f)	10,000	10,000
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Hsg. Fin. Agcy. Rev. (Tower 31 Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
3/7/11	0.26% (e)(f)	$ 19,000	$ 19,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, (Liquidity Facility Citibank NA), VRDN
3/7/11	0.26 (e)(f)	16,400	16,400
Pennsylvania Higher Edl. Facilities Auth. Rev. (Holy Family Univ. Proj.) Series 2008, LOC TD Banknorth, NA, VRDN
3/7/11	0.26 (e)	7,190	7,190
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B2, LOC Branch Banking & Trust Co., VRDN
3/7/11	0.26 (e)	15,000	15,000
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, LOC Bank of America NA, VRDN
3/7/11	0.28 (e)	16,000	16,000
Washington Health Care Facilities Auth. Rev. (Children's Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 B, LOC Bank of America NA, VRDN
3/7/11	0.27 (e)	17,010	17,010
TOTAL MUNICIPAL SECURITIES			307,675
Repurchase Agreements - 17.1%
	Maturity Amount (000s)
In a joint trading account at 0.22% dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) #	$ 768		768
With:
Banc of America Securities LLC at 0.83%, dated 10/28/10 due 4/4/11 (Collateralized by Corporate Obligations valued at $113,402,615, 0.34% - 10%, 12/25/12 - 1/25/47) (e)(h)	105,881		105,000
Barclays Capital, Inc. at:
0.38%, dated 2/25/11 due 3/4/11 (Collateralized by Equity Securities valued at $54,002,296)	50,004		50,000
0.4%, dated 2/28/11 due 3/7/11 (Collateralized by Equity Securities valued at $54,000,604)	50,004		50,000
0.42%, dated:
2/3/11 due 3/7/11 (Collateralized by Mortgage Loan Obligations valued at $15,754,778, 4%, 11/25/36)	15,006		15,000
2/15/11 due 3/7/11 (Collateralized by Mortgage Loan Obligations valued at $15,752,573, 4%, 11/25/36)	15,005		15,000
Repurchase Agreements - continued
	Maturity Amount (000s)		Value (000s)
With: - continued
Barclays Capital, Inc. at: - continued
1%, dated:
8/24/10 due 6/3/11 (Collateralized by Mortgage Loan Obligations valued at $55,942,162, 4% - 5%, 8/25/35 - 11/25/36)	$ 53,537		$ 53,000
9/9/10 due 6/3/11 (Collateralized by Mortgage Loan Obligations valued at $54,862,384, 4%, 11/25/36)	52,526		52,000
10/13/10 due 6/3/11 (Collateralized by Corporate Obligations valued at $36,861,782, 3.25% - 6%, 10/15/29 - 8/15/37)	34,343		34,000
Citigroup Global Markets, Inc. at 0.58%, dated 2/28/11 due 3/1/11 (Collateralized by Corporate Obligations valued at $106,921,723, 0.31% - 10.75%, 4/1/11 - 5/25/52)	99,002		99,000
Credit Suisse Securities (USA) LLC at 0.31%, dated 2/28/11 due 3/1/11 (Collateralized by Equity Securities valued at $425,535,627)	394,003		394,000
Deutsche Bank Securities, Inc. at:
0.24%, dated 11/15/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $45,932,437, 3.1% - 5%, 10/1/25 - 1/1/41)	45,055		45,000
0.25%, dated:
12/1/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $45,928,688, 3.03% - 5%, 11/1/40 - 12/1/40)	45,058		45,000
2/23/11 due 3/2/11 (Collateralized by Commercial Paper Obligations valued at $18,540,790, 3/9/11)	18,001		18,000
0.4%, dated 1/28/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $27,009,600, 0% - 12.75%, 11/15/14 - 3/25/47)	25,026		25,000
0.41%, dated:
1/19/11 due 3/7/11 (Collateralized by Mortgage Loan Obligations valued at $27,012,608, 0.39% - 7.5%, 11/15/14 - 3/25/47)	25,026		25,000
2/7/11 due 3/7/11 (Collateralized by Mortgage Loan Obligations valued at $13,112,129, 0.41% - 10.5%, 12/15/14 - 6/25/47)	12,012		12,000
2/17/11 due 3/7/11 (Collateralized by Mortgage Loan Obligations valued at $12,961,771, 0.93% - 6.5%, 7/25/34 - 3/25/47)	12,012		12,000
2/25/11 due 3/7/11 (Collateralized by Mortgage Loan Obligations valued at $26,493,698, 0.7% - 7.11%, 5/22/12 - 12/10/49)	25,026		25,000
Repurchase Agreements - continued
	Maturity Amount (000s)		Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at: - continued
0.42%, dated:
12/7/10 due 3/7/11 (Collateralized by Corporate Obligations valued at $27,220,324, 0.44% - 7.38%, 6/15/15 - 10/25/37)	$ 25,026		$ 25,000
12/30/10 due 3/7/11 (Collateralized by Corporate Obligations valued at $21,486,819, 0.09% - 8.75%, 5/1/13 - 11/20/46)	20,021		20,000
Goldman Sachs & Co. at 0.28%, dated 2/23/11 due 3/2/11 (Collateralized by Commercial Paper Obligations valued at $39,141,827, 5/23/11)	38,002		38,000
ING Financial Markets LLC at:
0.23%, dated 11/8/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $41,851,268, 4% - 7%, 8/1/25 - 8/1/48)	41,048		41,000
0.24%, dated:
10/18/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $23,481,585, 5.5% - 6%, 3/1/33 - 11/1/38)	23,028		23,000
10/25/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $23,480,577, 4% - 6%, 12/1/14 - 11/1/38)	23,028		23,000
11/15/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $11,231,153, 6%, 11/1/37 - 7/1/39)	11,013		11,000
0.28%, dated 9/2/10 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $14,302,489, 4.5%, 4/1/25)	14,020		14,000
0.36%, dated:
2/7/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $19,954,471, 5.63% - 8.5%, 1/15/17 - 5/1/37)	19,006		19,000
2/22/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $9,454,157, 5.13% - 6.63%, 8/15/15 - 5/15/29)	9,003		9,000
J.P. Morgan Clearing Corp. at:
0.38%, dated 2/28/11 due 3/1/11 (Collateralized by Equity Securities valued at $223,915,412)	206,002		206,000
0.47%, dated 2/17/11 due 3/22/11 (Collateralized by Equity Securities valued at $76,098,879)	70,030		70,000
0.61%, dated 1/25/11 due 4/25/11 (Collateralized by Equity Securities valued at $19,576,833)	18,027		18,000
Repurchase Agreements - continued
	Maturity Amount (000s)		Value (000s)
With: - continued
J.P. Morgan Clearing Corp. at: - continued
0.7%, dated 10/27/10 due 4/25/11 (Collateralized by Equity Securities valued at $19,612,784)	$ 18,063		$ 18,000
0.75%, dated:
9/7/10 due 3/7/11 (Collateralized by Equity Securities valued at $48,000,463)	44,166		44,000
1/31/11 due 7/27/11 (Collateralized by Corporate Obligations valued at $36,979,008, 0.5% - 4.13%, 5/1/11 - 11/1/26)	34,125		34,000
J.P. Morgan Securities, Inc. at:
0.27%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $21,630,034, 0.09% - 6.98%, 5/15/35 - 2/15/40)	21,000		21,000
0.38%, dated 2/28/11 due 3/1/11 (Collateralized by Corporate Obligations valued at $131,253,669, 0% - 9.88%, 12/1/16 - 12/16/50)	125,001		125,000
0.68%, dated 2/28/11 due 3/1/11 (Collateralized by Corporate Obligations valued at $189,466,588, 5.95% - 11.38%, 5/1/12 - 12/5/35)	180,003		180,000
0.73%, dated 9/28/10 due 3/25/11 (Collateralized by Corporate Obligations valued at $27,085,954, 4.88% - 11.38%, 7/15/12 - 1/15/19)	25,090		25,000
0.75%, dated 10/12/10 due 4/11/11 (Collateralized by Corporate Obligations valued at $31,411,600, 3.5% - 4%, 10/1/14 - 3/15/15)	29,109		29,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.38%, dated 2/28/11 due 3/1/11 (Collateralized by Equity Securities valued at $49,680,544)	46,000		46,000
0.68%, dated 2/28/11 due 3/1/11 (Collateralized by Mortgage Loan Obligations valued at $51,840,979, 0% - 5.21%, 7/28/35 - 10/25/35)	48,001		48,000
0.73%, dated 11/19/10 due 4/4/11 (Collateralized by Equity Securities valued at $39,960,814) (e)(h)	37,272		37,000
0.78%, dated 1/31/11 due 4/4/11 (Collateralized by Corporate Obligations valued at $79,921,753, 2.5% - 4.63%, 9/15/11 - 10/15/29) (e)(h)	74,284		74,000
1%, dated 1/5/11 due 4/4/11 (Collateralized by Mortgage Loan Obligations valued at $39,961,110, 0% - 0.59%, 7/28/35 - 11/20/35)	37,374		37,000
Mizuho Securities USA, Inc. at:
0.44%, dated:
2/3/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $7,400,521, 0.43% - 9%, 6/15/11 - 6/20/38)	7,003		7,000
Repurchase Agreements - continued
	Maturity Amount (000s)		Value (000s)
With: - continued
Mizuho Securities USA, Inc. at: - continued
0.44%, dated: - continued
2/9/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $7,456,835, 2.5% - 7.63%, 4/15/13 - 12/15/35)	$ 7,002		$ 7,000
2/10/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $7,454,974, 3.25% - 6.4%, 11/1/11 - 6/15/34)	7,002		7,000
2/14/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $7,578,213, 3.88%, 11/15/11)	7,003		7,000
2/17/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $7,478,218, 3.5% - 7.63%, 11/1/11 - 3/15/37)	7,002		7,000
0.5%, dated 1/24/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $14,862,577, 3% - 8%, 11/15/11 - 8/15/38)	14,014		14,000
RBC Capital Markets Co. at:
0.25%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $11,330,079, 0%, 5/1/37)	11,000		11,000
0.4%, dated 1/5/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $18,968,111, 0.41% - 8.4%, 3/15/12 - 3/1/41)	18,018		18,000
0.46%, dated 2/2/11 due 3/3/11 (Collateralized by Corporate Obligations valued at $25,495,155, 0.73% - 0.86%, 8/25/34 - 10/25/35)	24,009		24,000
RBS Securities, Inc. at:
0.25%, dated 10/27/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $23,482,625, 3.88% - 5.77%, 10/1/37 - 5/1/38)	23,029		23,000
0.61%, dated 2/17/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $59,412,048, 0.43% - 6.18%, 5/25/12 - 5/25/46)	55,031		55,000
0.76%, dated 8/5/10 due 4/4/11 (Collateralized by Mortgage Loan Obligations valued at $56,160,179, 4.54% - 6.42%, 5/25/35 - 9/25/37) (e)(h)	52,401		52,000
Royal Bank of Scotland PLC at 0.61%, dated 2/18/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $27,006,451, 0.45% - 8.7%, 10/15/13 - 10/26/52)	25,014		25,000
UBS Securities LLC at:
0.41%, dated 2/25/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $14,700,670, 6.4% - 8.38%, 8/1/16 - 5/15/38)	14,014		14,000
Repurchase Agreements - continued
	Maturity Amount (000s)		Value (000s)
With: - continued
UBS Securities LLC at: - continued
0.48%, dated 12/13/10 due 3/7/11 (Collateralized by Corporate Obligations valued at $16,216,848, 5.45% - 10%, 6/15/14 - 12/15/28)	$ 15,018		$ 15,000
Wells Fargo Securities, LLC at:
0.25%, dated 10/21/10 due 3/7/11 (Collateralized by U.S. Government Obligations valued at $12,280,731, 4%, 2/1/26)	12,015		12,000
0.36%, dated 1/11/11 due 3/7/11 (Collateralized by Corporate Obligations valued at $18,823,318, 0% - 8.88%, 3/7/11 - 3/19/38)	18,016		18,000
TOTAL REPURCHASE AGREEMENTS		2,625,768
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $15,607,852)		15,607,852
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(229,406)
NET ASSETS - 100%		$ 15,378,446
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $726,000,000 or 4.7% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $23,509,000 or 0.2% of net assets.

(d) Security or a portion of the security was pledged to cover open reverse repurchase agreements. At the period end, the value of securities pledged amounted to $66,995,243. The principal amount of the outstanding reverse repurchase agreement is $67,000,000.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) The maturity amount is based on the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,000,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.6%, 4/1/11	3/26/02	$ 45,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$768,000 due 3/01/11 at 0.22%
Bank of America NA	$ 473
Citibank NA	9
Citigroup Global Markets, Inc.	73
Deutsche Bank Securities, Inc.	31
J.P. Morgan Securities, Inc.	18
RBS Securities, Inc.	36
UBS Securities LLC	60
Wells Fargo Securities LLC	68
$ 768
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,625,768) - See accompanying schedule: Unaffiliated issuers (cost $15,607,852)		$ 15,607,852
Cash		17
Receivable for fund shares sold		43,604
Interest receivable		7,966
Other receivables		294
Total assets		15,659,733

Liabilities
Payable for investments purchased	$ 160,972
Payable for fund shares redeemed	48,378
Accrued management fee	4,640
Payable for reverse repurchase agreement	67,000
Other affiliated payables	2
Other payables and accrued expenses	295
Total liabilities		281,287

Net Assets		$ 15,378,446
Net Assets consist of:
Paid in capital		$ 15,378,931
Accumulated undistributed net realized gain (loss) on investments		(485)
Net Assets, for 15,377,514 shares outstanding		$ 15,378,446
Net Asset Value, offering price and redemption price per share ($15,378,446 ÷ 15,377,514 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)

Investment Income
Interest		$ 33,150

Expenses
Management fee	$ 33,938
Independent trustees' compensation	33
Interest	4
Total expenses before reductions	33,975
Expense reductions	(1,704)	32,271
Net investment income (loss)		879
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(5)
Net increase in net assets resulting from operations		$ 874

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 879	$ 9,934
Net realized gain (loss)	(5)	119
Net increase in net assets resulting from operations	874	10,053
Distributions to shareholders from net investment income	(879)	(9,930)
Distributions to shareholders from net realized gain	(486)	(2,284)
Total distributions	(1,365)	(12,214)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	4,394,964	8,813,994
Reinvestment of distributions	1,365	12,205
Cost of shares redeemed	(5,732,254)	(10,156,351)
Net increase (decrease) in net assets and shares resulting from share transactions	(1,335,925)	(1,330,152)
Total increase (decrease) in net assets	(1,336,416)	(1,332,313)

Net Assets
Beginning of period	16,714,862	18,047,175
End of period	$ 15,378,446	$ 16,714,862

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	.001	.015	.037	.050	.042
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	(.001)	.015	.037	.050	.042
Distributions from net investment income	- E	(.001)	(.015)	(.037)	(.050)	(.042)
Distributions from net realized gain	- E	- E	-	-	-	-
Total distributions	- E	(.001)	(.015)	(.037)	(.050)	(.042)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.07%	1.46%	3.72%	5.15%	4.32%
Ratios to Average Net Assets D
Expenses before reductions	.42% A	.42%	.45%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.40% A	.42%	.45%	.42%	.42%	.42%
Expenses net of all reductions	.40% A	.42%	.45%	.40%	.39%	.40%
Net investment income (loss)	.01% A	.06%	1.43%	3.66%	5.03%	4.24%
Supplemental Data
Net assets, end of period (in millions)	$ 15,378	$ 16,715	$ 18,047	$ 16,290	$ 16,057	$ 16,609

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Retirement Money Market Portfolio (the Fund) is a fund of Fidelity Money Market Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 15,607,852

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $80,082. The weighted average interest rate was .04% on such amounts. Information regarding reverse repurchase agreements open at period end is included at the end of the Fund's Schedule of Investments.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,704.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Retirement Money Market Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Retirement Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one-and three-year periods and the second quartile for the five-year period. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 40% means that 60% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Fidelity Retirement Money Market Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and above the median of its ASPG for 2009. The Board noted that although the fund has no minimum initial investment and provides a range of services similar to retail funds, Lipper categorizes the fund as institutional. When compared to retail no-load funds, the fund's hypothetical net management fee ranked below the median of the ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked above its competitive median for 2009. The Board considered that although the fund has no minimum initial investment and provides a range of services similar to retail funds, Lipper categorizes it as institutional. When compared to retail no-load funds, the fund's total expenses rank below the median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the fund's total expenses were reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Semiannual Report

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

RMM-SANN-0411
1.700934.113

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Money Market Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 25, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 25, 2011